General (Details) - USD ($)	Apr. 02, 2025	Jan. 17, 2024
Initial Public Offering [Member] | Ordinary Shares [Member]
General [Line Items]
Ordinary shares issued		1,250,000
Public offering price		$ 4
Gross proceeds		$ 5,000
Underwriting Public Offering [Member]
General [Line Items]
Ordinary shares issued	1,290,000
Public offering price	$ 2.25
Gross proceeds	$ 2,900,000